Unaudited Proforma Financial Information (Detail) - Location Labs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition, Pro Forma Information [Line Items]
Pro forma net revenue	$ 401,376	$ 434,470
Pro forma net income	$ 6,347	$ 50,935